Annual Fund Operating Expenses	Apr. 30, 2025
Allspring Absolute Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Absolute Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.18%
Allspring Absolute Return Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.93%
Allspring Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Asset Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.06%
Allspring Asset Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.81%
Allspring Real Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Real Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.32%)
Net Expenses (as a percentage of Assets)	0.76%